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Independent Auditors’ Report

The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners of
Sentry Variable Account II:

We have audited the accompanying statements of assets and liabilities of the Sentry Variable Account II (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, “the Accounts”) as of December 31, 2009, and the related statements of operations for the year ended December 31, 2009, changes in net assets for the years ended December 31, 2009 and 2008, and the financial highlights for the years ended December 31, 2009, 2008 and 2007. These financial statements and  financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the years ended December 31, 2006 and 2005 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2009 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account II as of December 31, 2009, and the results of their operations for the year ended December 31, 2009, changes in net assets for the years ended December 31, 2009 and 2008, and financial highlights for the years ended December 31, 2009, 2008 and 2007 in conformity with U.S. generally accepted accounting principles.

s/KPMG

March 1, 2010

[Missing Graphic Reference]

[Missing Graphic Reference]

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

Assets:

Investments at fair value:

Janus Aspen Series:
Aspen Janus Portfolio, 31,993 shares (cost $660,916)	$685,603
Aspen Enterprise Portfolio, 356,629 shares (cost $10,884,535)	10,980,604
Aspen Forty Portfolio, 30,159 shares (cost $793,681)	1,013,326
Aspen Worldwide Growth Portfolio, 14,714 shares (cost $423,485)	385,218
Aspen Balanced Portfolio, 53,968 shares (cost $1,358,808)	1,450,660

T. Rowe Price Fixed Income Series, Inc.:
Prime Reserve Portfolio, 1,915,256 shares (cost $1,915,256)	1,915,256
Limited Term Bond Portfolio, 530,278 shares (cost $2,649,479)	2,672,601

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 86,056 shares (cost $1,894,603)	1,518,880
Personal Strategy Balanced Portfolio, 401,887 shares (cost $6,662,319)	6,598,977
Mid-Cap Growth Portfolio, 27,902 shares (cost $634,738)	563,904

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 28,338 shares (cost $431,495)	347,708

Vanguard Variable Insurance Fund:
Balanced Portfolio, 53,617 shares (cost $999,969)	930,259
Equity Index Portfolio, 21,148 shares (cost $541,877)	446,452
High Yield Bond Portfolio, 20,091 shares (cost $152,734)	149,881
Small Company Growth Portfolio, 32,574 shares (cost $553,475)	438,452
Mid-Cap Index Portfolio, 39,778 shares (cost $637,559)	478,136
REIT Index Portfolio, 46,134 shares (cost $628,866)	382,911

Total Assets	$30,958,828
Total Liabilities	-

Net Assets	$30,958,828

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2009

	Janus Aspen	Janus Aspen	Janus Aspen
	Janus*	Enterprise**	Forty

Investment Income:
Dividends	$3,220	$-	$337

Expenses:
Mortality and expense risk charges	7,132	110,264	10,412

Net investment income (loss)	(3,912)	(110,264)	(10,075)

Realized gains (losses) on investments:
Realized net investment gain (loss)	(3,330)	(1,139,070)	46,908

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	(3,330)	(1,139,070)	46,908

Unrealized appreciation (depreciation), net	188,404	4,622,976	283,402

Net increase (decrease) in net assets
from operations	$181,162	$3,373,642	$320,235

	For the Year Ended December 31, 2009
	Janus Aspen
	Worldwide	Janus Aspen
	Growth	Balanced

Investment Income:
Dividends	$5,024	$40,754

Expenses:
Mortality and expense risk charges	4,232	16,158

Net investment income (loss)	792	24,596

Realized gains (losses) on investments:
Realized net investment gain (loss)	(13,527)	19,624

Capital gain distributions received	-	52,589

Realized gain (loss) on investments and
capital gain distributions, net	(13,527)	72,213

Unrealized appreciation (depreciation), net	122,951	200,615

Net increase (decrease) in net assets
from operations	$110,216	$297,424

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2009
		T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price
	Prime Reserve	Bond	Equity Income

Investment Income:
Dividends	$7,765	$98,699	$27,963

Expenses:
Mortality and expense risk charges	23,833	33,679	16,728

Net investment income (loss)	(16,068)	65,020	11,235

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(18,993)	(152,916)

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	-	(18,993)	(152,916)

Unrealized appreciation (depreciation), net	-	146,222	432,515

Net increase (decrease) in net assets
from operations	$(16,068)	$192,249	$290,834

	For the Year Ended December 31, 2009
	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Personal Strategy	Mid-Cap	International
	Balanced	Growth	Stock

Investment Income:
Dividends	$130,670	$-	$7,760

Expenses:
Mortality and expense risk charges	72,637	5,791	3,392

Net investment income (loss)	58,033	(5,791)	4,368

Realized gains (losses) on investments:
Realized net investment gain (loss)	(42,194)	(31,357)	(39,048)

Capital gain distributions received	-	574	-

Realized gain (loss) on investments and
capital gain distributions, net	(42,194)	(30,783)	(39,048)

Unrealized appreciation (depreciation), net	1,594,061	213,509	150,007

Net increase (decrease) in net assets
from operations	$1,609,900	$176,935	$115,327

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2009
			Vanguard
	Vanguard	Vanguard	High Yield
	Balanced	Equity Index	Bond

Investment Income:
Dividends	$50,895	$10,856	$13,451

Expenses:
Mortality and expense risk charges	11,179	4,720	1,730

Net investment income (loss)	39,716	6,136	11,721

Realized gains (losses) on investments:
Realized net investment gain (loss)	(114,549)	(23,503)	(19,888)

Capital gain distributions received	-	7,599	-

Realized gain (loss) on investments and
capital gain distributions, net	(114,549)	(15,904)	(19,888)

Unrealized appreciation (depreciation), net	235,372	101,861	54,094

Net increase (decrease) in net assets
from operations	$160,539	$92,093	$45,927

	For the Year Ended December 31, 2009
	Vanguard	Vanguard
	Small Company	Mid-Cap	Vanguard
	Growth	Index	REIT Index

Investment Income:
Dividends	$3,989	$6,960	$15,391

Expenses:
Mortality and expense risk charges	4,405	4,786	3,563

Net investment income (loss)	(416)	2,174	11,828

Realized gains (losses) on investments:
Realized net investment gain (loss)	(32,091)	(33,549)	(144,301)

Capital gain distributions received	-	17,400	20,550

Realized gain (loss) on investments and
capital gain distributions, net	(32,091)	(16,149)	(123,751)

Unrealized appreciation (depreciation), net	152,349	150,445	190,164

Net increase (decrease) in net assets
from operations	$119,842	$136,470	$78,241

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years ended December 31,

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus*		Enterprise**		Forty
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,912)	$(4,215)	$(110,264)	$(129,494)	$(10,075)	$(12,889)

Realized gains (losses) on investments	(3,330)	66,520	(1,139,070)	(815,160)	46,908	82,298

Unrealized appreciation (depreciation), net	188,404	(493,776)	4,622,976	(5,910,320)	283,402	(709,453)

Net increase (decrease) in net assets from operations	181,162	(431,471)	3,373,642	(6,854,974)	320,235	(640,044)

Contract transactions:
Purchase payments	20,868	41,124	75,789	149,553	36,416	39,231

Transfers between subaccounts, net	441	13,234	(27,553)	(104,311)	12,751	43,589

Withdrawals	(68,194)	(212,744)	(644,290)	(2,424,072)	(72,480)	(166,183)

Contract maintenance fees	(2,431)	(2,697)	(23,008)	(24,520)	(2,446)	(2,728)

Surrender charges	-	(537)	-	(2,302)	-	(440)

Net increase (decrease) in net assets
derived from contract transactions	(49,316)	(161,620)	(619,062)	(2,405,652)	(25,759)	(86,531)

Total increase (decrease) in net assets	131,846	(593,091)	2,754,580	(9,260,626)	294,476	(726,575)

Net assets at beginning of year	553,757	1,146,848	8,226,024	17,486,650	718,850	1,445,425

Net assets at end of year	$685,603	$553,757	$10,980,604	$8,226,024	$1,013,326	$718,850

	For the Years ended December 31,
	Janus Aspen
	Worldwide		Janus Aspen
	Growth		Balanced
	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$792	$(260)	$24,596	$22,333

Realized gains (losses) on investments	(13,527)	27,472	72,213	182,204

Unrealized appreciation (depreciation), net	122,951	(333,759)	200,615	(473,217)

Net increase (decrease) in net assets from operations	110,216	(306,547)	297,424	(268,680)

Contract transactions:
Purchase payments	18,267	44,500	32,808	65,486

Transfers between subaccounts, net	(22,741)	(13,716)	(10,076)	220

Withdrawals	(49,713)	(93,150)	(141,725)	(259,021)

Contract maintenance fees	(1,265)	(1,347)	(3,615)	(3,605)

Surrender charges	-	(388)	-	(1,668)

Net increase (decrease) in net assets
derived from contract transactions	(55,452)	(64,101)	(122,608)	(198,588)

Total increase (decrease) in net assets	54,764	(370,648)	174,816	(467,268)

Net assets at beginning of year	330,454	701,102	1,275,844	1,743,112

Net assets at end of year	$385,218	$330,454	$1,450,660	$1,275,844

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years ended December 31,
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Prime Reserve		Bond		Equity Income
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,068)	$24,558	$65,020	$90,372	$11,235	$24,453

Realized gains (losses) on investments	-	-	(18,993)	(22,829)	(152,916)	116,536

Unrealized appreciation (depreciation), net	-	-	146,222	(57,331)	432,515	(1,101,624)

Net increase (decrease) in net assets from operations	(16,068)	24,558	192,249	10,212	290,834	(960,635)

Contract transactions:
Purchase payments	24,699	18,326	36,603	47,625	30,320	86,088

Transfers between subaccounts, net	176,488	532,105	86,326	35,452	(30,202)	(9,830)

Withdrawals	(215,569)	(494,726)	(494,990)	(699,937)	(276,968)	(387,162)

Contract maintenance fees	(2,744)	(2,213)	(4,643)	(4,642)	(3,601)	(4,082)

Surrender charges	-	(3,270)	-	(1,344)	-	(1,164)

Net increase (decrease) in net assets
derived from contract transactions	(17,126)	50,222	(376,704)	(622,846)	(280,451)	(316,150)

Total increase (decrease) in net assets	(33,194)	74,780	(184,455)	(612,634)	10,383	(1,276,785)

Net assets at beginning of year	1,948,450	1,873,670	2,857,056	3,469,690	1,508,497	2,785,282

Net assets at end of year	$1,915,256	$1,948,450	$2,672,601	$2,857,056	$1,518,880	$1,508,497

	For the Years ended December 31,
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Personal Strategy		Mid-Cap		International
	Balanced		Growth		Stock
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$58,033	$103,404	$(5,791)	$(8,286)	$4,368	$3,250

Realized gains (losses) on investments	(42,194)	138,123	(30,783)	30,057	(39,048)	26,437

Unrealized appreciation (depreciation), net	1,594,061	(3,175,194)	213,509	(346,376)	150,007	(294,216)

Net increase (decrease) in net assets from operations	1,609,900	(2,933,667)	176,935	(324,605)	115,327	(264,529)

Contract transactions:
Purchase payments	39,335	64,677	15,800	18,507	4,081	14,732

Transfers between subaccounts, net	(99,366)	(420,932)	(3,216)	(17,109)	(4,844)	1,763

Withdrawals	(880,121)	(1,405,898)	(60,510)	(96,752)	(21,620)	(65,912)

Contract maintenance fees	(8,853)	(9,565)	(1,224)	(1,302)	(596)	(675)

Surrender charges	-	(1,652)	-	(129)	-	(463)

Net increase (decrease) in net assets
derived from contract transactions	(949,005)	(1,773,370)	(49,150)	(96,785)	(22,979)	(50,555)

Total increase (decrease) in net assets	660,895	(4,707,037)	127,785	(421,390)	92,348	(315,084)

Net assets at beginning of year	5,938,082	10,645,119	436,119	857,509	255,360	570,444

Net assets at end of year	$6,598,977	$5,938,082	$563,904	$436,119	$347,708	$255,360

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years ended December 31,
					Vanguard
	Vanguard		Vanguard		High Yield
	Balanced		Equity Index		Bond
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$39,716	$30,308	$6,136	$5,144	$11,721	$13,388

Realized gains (losses) on investments	(114,549)	73,340	(15,904)	16,960	(19,888)	(6,318)

Unrealized appreciation (depreciation), net	235,372	(453,573)	101,861	(254,690)	54,094	(51,849)

Net increase (decrease) in net assets from operations	160,539	(349,925)	92,093	(232,586)	45,927	(44,779)

Contract transactions:
Purchase payments	20,145	28,548	14,113	15,029	3,159	4,222

Transfers between subaccounts, net	(24,541)	(24,417)	(4,013)	(5,053)	2,843	(33,092)

Withdrawals	(362,276)	(49,651)	(38,140)	(19,928)	(48,365)	(14,604)

Contract maintenance fees	(1,357)	(1,305)	(688)	(706)	(384)	(362)

Surrender charges	-	(230)	-	(345)	-	(81)

Net increase (decrease) in net assets
derived from contract transactions	(368,029)	(47,055)	(28,728)	(11,003)	(42,747)	(43,917)

Total increase (decrease) in net assets	(207,490)	(396,980)	63,365	(243,589)	3,180	(88,696)

Net assets at beginning of year	1,137,749	1,534,729	383,087	626,676	146,701	235,397

Net assets at end of year	$930,259	$1,137,749	$446,452	$383,087	$149,881	$146,701

	For the Years ended December 31,
	Vanguard		Vanguard
	Small Company		Mid-Cap		Vanguard
	Growth		Index		REIT Index
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(416)	$(2,444)	$2,174	$2,048	$11,828	$12,245

Realized gains (losses) on investments	(32,091)	29,095	(16,149)	64,437	(123,751)	164,722

Unrealized appreciation (depreciation), net	152,349	(270,370)	150,445	(363,843)	190,164	(396,737)

Net increase (decrease) in net assets from operations	119,842	(243,719)	136,470	(297,358)	78,241	(219,770)

Contract transactions:
Purchase payments	15,239	21,018	17,236	28,491	19,789	23,758

Transfers between subaccounts, net	(14,530)	(20,557)	(7,417)	36,418	(32,766)	(13,764)

Withdrawals	(27,292)	(49,064)	(42,872)	(53,947)	(33,894)	(67,441)

Contract maintenance fees	(1,007)	(1,050)	(970)	(1,032)	(712)	(887)

Surrender charges	-	(335)	-	(202)	-	(513)

Net increase (decrease) in net assets
derived from contract transactions	(27,590)	(49,988)	(34,023)	9,728	(47,583)	(58,847)

Total increase (decrease) in net assets	92,252	(293,707)	102,447	(287,630)	30,658	(278,617)

Net assets at beginning of year	346,200	639,907	375,689	663,319	352,253	630,870

Net assets at end of year	$438,452	$346,200	$478,136	$375,689	$382,911	$352,253

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 and 2008

1.	Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Account is an accounting entity wherein all segregated account transactions are reflected.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2009. The Funds value their investment securities at fair value.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

Recently Issued Accounting Standard

In September 2006, the FASB issued FASB ASC820, Fair Value Measurements and Disclosures.  FASB ASC820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements.   FASB ASC820 also provides guidance regarding  the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.   For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  FASB ASC820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.  FASB ASC820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted.   The Company adopted FASB ASC820 effective  January 1, 2008.    The adoption of FASB ASC820 did not

have a material impact on the Variable Account's financial statements.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC820 Fair Value Measurements and Disclosures.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment  does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows,  as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAVs must be calculated  consistent with   the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.    Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV,  the investment should likely be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarcy.

If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.  This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted.  The Company adopted this guidance effective for the year ending December 31, 2009.  The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

Subsequent Events

In connection with the preparation of the financial statements and in accordance with the recently issued FASB ASC855, Subsequent Events, the Company evaluated subsequent events after the financial statement date of December 31, 2009 through March 1, 2010.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

3.	Purchases and Sales of Securities

	In 2009, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$28,206	$81,433
**	Janus Aspen Enterprise Portfolio	207,185	936,512
	Janus Aspen Forty Portfolio	89,875	125,708
	Janus Aspen Worldwide Growth Portfolio	23,592	78,252
	Janus Aspen Balanced Portfolio	137,126	182,548
	T. Rowe Price Prime Reserve Portfolio	317,769	350,962
	T. Rowe Price Limited Term Bond Portfolio	388,959	700,643
	T. Rowe Price Equity Income Portfolio	120,437	389,654
	T. Rowe Price Personal Strategy Balanced Portfolio	341,607	1,232,580
	T. Rowe Price Mid-Cap Growth Portfolio	66,885	121,252
	T. Rowe Price International Stock Portfolio	68,512	87,122
	Vanguard Balanced Portfolio	90,640	418,953
	Vanguard Equity Index Portfolio	40,289	55,284
	Vanguard High Yield Bond Portfolio	26,044	57,070
	Vanguard Small Company Growth Portfolio	24,813	52,820
	Vanguard Mid-Cap Index Portfolio	47,944	62,392
	Vanguard REIT Index Portfolio	58,528	73,732
	Total	$2,078,411	$5,006,917

	In 2008, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
	Janus Aspen Large Cap Growth Portfolio	$88,271	$254,105
	Janus Aspen Mid Cap Growth Portfolio	983,476	2,758,137
	Janus Aspen Forty Portfolio	94,439	193,859
	Janus Aspen Worldwide Growth Portfolio	72,959	137,321
	Janus Aspen Balanced Portfolio	230,828	301,727
	T. Rowe Price Prime Reserve Portfolio	684,625	609,845
	T. Rowe Price Limited Term Bond Portfolio	265,751	798,223
	T. Rowe Price Equity Income Portfolio	249,132	471,307
	T. Rowe Price Personal Strategy Balanced Portfolio	461,110	2,069,350
	T. Rowe Price Mid-Cap Growth Portfolio	71,942	142,800
	T. Rowe Price International Stock Portfolio	60,872	92,124
	Vanguard Balanced Portfolio	168,134	121,612
	Vanguard Equity Index Portfolio	55,436	41,990
	Vanguard High Yield Bond Portfolio	20,902	51,431
	Vanguard Small Company Growth Portfolio	85,830	84,511
	Vanguard Mid-Cap Index Portfolio	165,944	76,657
	Vanguard REIT Index Portfolio	251,516	107,394
	Total	$4,011,167	$8,312,393

	*Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.  Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 7).

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 4% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

FASB ASC820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC820, the Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$ 30,958,828	-	$ 30,958,828

The Variable Account only invests in funds with fair value measurements in level two and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC820.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

6.	Changes in Units Outstanding
	The changes in units outstanding for the year ended December 31, 2009 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
*	Janus Aspen Janus Portfolio	5,148	15,040	(9,892)
**	Janus Aspen Enterprise Portfolio	5,022	21,633	(16,611)
	Janus Aspen Forty Portfolio	11,014	13,841	(2,827)
	Janus Aspen Worldwide Growth Portfolio	4,146	15,500	(11,354)
	Janus Aspen Balanced Portfolio	3,764	13,907	(10,143)
	T. Rowe Price Prime Reserve Portfolio	14,096	14,894	(798)
	T. Rowe Price Limited Term Bond Portfolio	8,280	18,882	(10,602)
	T. Rowe Price Equity Income Portfolio	7,758	34,187	(26,429)
	T. Rowe Price Personal Strategy Balanced Portfolio	5,385	33,283	(27,898)
	T. Rowe Price Mid-Cap Growth Portfolio	5,082	9,297	(4,215)
	T. Rowe Price International Stock Portfolio	7,110	11,234	(4,124)
	Vanguard Balanced Portfolio	3,408	35,166	(31,758)
	Vanguard Equity Index Portfolio	2,462	5,429	(2,967)
	Vanguard High Yield Bond Portfolio	1,053	4,713	(3,660)
	Vanguard Small Company Growth Portfolio	2,271	5,543	(3,272)
	Vanguard Mid-Cap Index Portfolio	2,320	5,565	(3,245)
	Vanguard REIT Index Portfolio	2,044	6,329	(4,285)

	The changes in units outstanding for the year ended December 31, 2008 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Large Cap Growth Portfolio	12,644	41,121	(28,477)
	Janus Aspen Mid Cap Growth Portfolio	3,676	48,638	(44,962)
	Janus Aspen Forty Portfolio	8,982	21,275	(12,293)
	Janus Aspen Worldwide Growth Portfolio	10,318	22,993	(12,675)
	Janus Aspen Balanced Portfolio	6,813	22,878	(16,065)
	T. Rowe Price Prime Reserve Portfolio	29,149	26,985	2,164
	T. Rowe Price Limited Term Bond Portfolio	3,993	22,409	(18,416)
	T. Rowe Price Equity Income Portfolio	8,631	31,820	(23,189)
	T. Rowe Price Personal Strategy Balanced Portfolio	5,184	50,546	(45,362)
	T. Rowe Price Mid-Cap Growth Portfolio	2,402	9,467	(7,065)
	T. Rowe Price International Stock Portfolio	3,551	9,239	(5,688)
	Vanguard Balanced Portfolio	4,100	7,205	(3,105)
	Vanguard Equity Index Portfolio	2,061	2,912	(851)
	Vanguard High Yield Bond Portfolio	435	3,837	(3,402)
	Vanguard Small Company Growth Portfolio	2,472	6,760	(4,288)
	Vanguard Mid-Cap Index Portfolio	5,387	5,978	(591)
	Vanguard REIT Index Portfolio	2,383	5,579	(3,196)

	*Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
*	Janus Aspen Janus Portfolio	112,100	$6.12	$686	1.20%	0.54%	34.73%
**	Janus Aspen Enterprise Portfolio	230,410	47.66	10,981	1.20	-	43.11
	Janus Aspen Forty Portfolio	109,501	9.25	1,013	1.20	0.04	44.60
	Janus Aspen Worldwide Growth Portfolio	67,901	5.67	385	1.20	1.43	36.06
	Janus Aspen Balanced Portfolio	107,882	13.45	1,451	1.20	3.02	24.39
	T. Rowe Price Prime Reserve Portfolio	87,739	21.83	1,915	1.20	0.39	(0.81)
	T. Rowe Price Limited Term Bond Portfolio	73,668	36.28	2,673	1.20	3.52	7.01
	T. Rowe Price Equity Income Portfolio	113,642	13.37	1,519	1.20	2.03	24.11
	T. Rowe Price Personal Strategy Balanced Portfolio	159,605	41.35	6,599	1.20	2.16	30.55
	T. Rowe Price Mid-Cap Growth Portfolio	37,268	15.13	564	1.20	-	43.92
	T. Rowe Price International Stock Portfolio	38,925	8.93	348	1.20	2.71	50.59
	Vanguard Balanced Portfolio	65,439	14.22	930	1.20	5.53	21.44
	Vanguard Equity Index Portfolio	41,167	10.84	446	1.20	2.77	24.94
	Vanguard High Yield Bond Portfolio	10,672	14.04	150	1.20	9.40	37.21
	Vanguard Small Company Growth Portfolio	37,414	11.72	438	1.20	1.09	37.72
	Vanguard Mid-Cap Index Portfolio	36,121	13.24	478	1.20	1.75	38.71
	Vanguard REIT Index Portfolio	24,632	15.55	383	1.20	5.18	27.61

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2008 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	121,992	$4.54	$554	1.20%	0.74%	(40.44)%
	Janus Aspen Mid Cap Growth Portfolio	247,021	33.30	8,226	1.20	0.24	(44.40)
	Janus Aspen Forty Portfolio	112,328	6.40	719	1.20	0.14	(44.82)
	Janus Aspen Worldwide Growth Portfolio	79,255	4.17	330	1.20	1.17	(45.33)
	Janus Aspen Balanced Portfolio	118,025	10.81	1,276	1.20	2.69	(16.84)
	T. Rowe Price Prime Reserve Portfolio	88,537	22.00	1,948	1.20	2.66	1.45
	T. Rowe Price Limited Term Bond Portfolio	84,270	33.90	2,857	1.20	4.02	0.34
	T. Rowe Price Equity Income Portfolio	140,071	10.77	1,508	1.20	2.34	(36.87)
	T. Rowe Price Personal Strategy Balanced Portfolio	187,503	31.67	5,938	1.20	2.43	(30.72)
	T. Rowe Price Mid-Cap Growth Portfolio	41,483	10.51	436	1.20	-	(40.48)
	T. Rowe Price International Stock Portfolio	43,049	5.93	255	1.20	1.99	(49.32)
	Vanguard Balanced Portfolio	97,197	11.71	1,138	1.20	3.46	(23.50)
	Vanguard Equity Index Portfolio	44,134	8.68	383	1.20	2.21	(37.69)
	Vanguard High Yield Bond Portfolio	14,332	10.24	147	1.20	8.57	(22.89)
	Vanguard Small Company Growth Portfolio	40,686	8.51	346	1.20	0.71	(40.20)
	Vanguard Mid-Cap Index Portfolio	39,366	9.54	376	1.20	1.57	(42.51)
	Vanguard REIT Index Portfolio	28,917	12.18	352	1.20	3.51	(37.99)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2007 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	150,469	$7.62	$1,147	1.20%	0.70%	13.72%
	Janus Aspen Mid Cap Growth Portfolio	291,983	59.89	17,487	1.20	0.21	20.59
	Janus Aspen Forty Portfolio	124,621	11.60	1,445	1.20	0.34	35.37
	Janus Aspen Worldwide Growth Portfolio	91,930	7.63	701	1.20	0.75	8.32
	Janus Aspen Balanced Portfolio	134,090	13.00	1,743	1.20	2.51	9.22
	T. Rowe Price Prime Reserve Portfolio	86,373	21.69	1,874	1.20	4.79	3.63
	T. Rowe Price Limited Term Bond Portfolio	102,686	33.79	3,470	1.20	4.33	4.22
	T. Rowe Price Equity Income Portfolio	163,260	17.06	2,785	1.20	1.68	2.03
	T. Rowe Price Personal Strategy Balanced Portfolio	232,865	45.71	10,645	1.20	2.17	6.33
	T. Rowe Price Mid-Cap Growth Portfolio	48,548	17.66	858	1.20	0.22	16.12
	T. Rowe Price International Stock Portfolio	48,737	11.70	570	1.20	1.34	11.69
	Vanguard Balanced Portfolio	100,302	15.30	1,535	1.20	2.78	7.12
	Vanguard Equity Index Portfolio	44,985	13.93	627	1.20	1.59	4.17
	Vanguard High Yield Bond Portfolio	17,734	13.27	235	1.20	6.78	0.78
	Vanguard Small Company Growth Portfolio	44,974	14.23	640	1.20	0.50	2.58
	Vanguard Mid-Cap Index Portfolio	39,957	16.60	663	1.20	1.22	4.93
	Vanguard REIT Index Portfolio	32,113	19.65	631	1.20	2.04	(17.56)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2006 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	188,371	$6.70	$1,262	1.20%	0.46%	10.06%
	Janus Aspen Mid Cap Growth Portfolio	347,820	49.66	17,273	1.20	-	12.27
	Janus Aspen Forty Portfolio	142,316	8.57	1,220	1.20	0.35	8.05
	Janus Aspen Worldwide Growth Portfolio	104,968	7.04	739	1.20	1.72	16.81
	Janus Aspen Balanced Portfolio	148,481	11.90	1,767	1.20	2.13	9.41
	T. Rowe Price Prime Reserve Portfolio	99,857	20.93	2,090	1.20	4.51	3.36
	T. Rowe Price Limited Term Bond Portfolio	116,774	32.42	3,786	1.20	4.06	2.83
	T. Rowe Price Equity Income Portfolio	185,567	16.72	3,103	1.20	1.55	17.57
	T. Rowe Price Personal Strategy Balanced Portfolio	268,847	42.99	11,558	1.20	2.05	10.53
	T. Rowe Price Mid-Cap Growth Portfolio	61,966	15.21	943	1.20	-	5.38
	T. Rowe Price International Stock Portfolio	51,757	10.48	542	1.20	1.24	17.68
	Vanguard Balanced Portfolio	101,726	14.28	1,453	1.20	2.43	13.58
	Vanguard Equity Index Portfolio	53,071	13.37	710	1.20	1.72	14.31
	Vanguard High Yield Bond Portfolio	15,454	13.17	204	1.20	7.20	6.96
	Vanguard Small Company Growth Portfolio	49,079	13.87	681	1.20	0.36	8.89
	Vanguard Mid-Cap Index Portfolio	45,501	15.82	720	1.20	1.02	12.39
	Vanguard REIT Index Portfolio	35,464	23.83	845	1.20	2.09	33.32

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2005 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	240,071	$6.09	$1,462	1.20%	0.34%	3.05%
	Janus Aspen Mid Cap Growth Portfolio	389,888	44.24	17,247	1.20	-	10.98
	Janus Aspen Forty Portfolio	151,110	7.93	1,198	1.20	0.22	11.51
	Janus Aspen Worldwide Growth Portfolio	117,931	6.03	711	1.20	1.37	4.61
	Janus Aspen Balanced Portfolio	162,678	10.88	1,770	1.20	2.27	6.67
	T. Rowe Price Prime Reserve Portfolio	129,656	20.25	2,626	1.20	2.73	1.57
	T. Rowe Price Limited Term Bond Portfolio	132,000	31.53	4,162	1.20	3.56	0.54
	T. Rowe Price Equity Income Portfolio	225,475	14.22	3,207	1.20	1.55	2.69
	T. Rowe Price Personal Strategy Balanced Portfolio	326,997	38.90	12,720	1.20	1.77	5.16
	T. Rowe Price Mid-Cap Growth Portfolio	69,704	14.44	1,006	1.20	-	13.38
	T. Rowe Price International Stock Portfolio	43,792	8.91	390	1.20	1.53	14.66
	Vanguard Balanced Portfolio	85,732	12.58	1,078	1.20	2.35	5.54
	Vanguard Equity Index Portfolio	60,120	11.70	703	1.20	1.80	3.52
	Vanguard High Yield Bond Portfolio	18,559	12.31	229	1.20	8.47	1.51
	Vanguard Small Company Growth Portfolio	56,622	12.74	721	1.20	-	4.98
	Vanguard Mid-Cap Index Portfolio	43,877	14.08	618	1.20	1.03	12.60
	Vanguard REIT Index Portfolio	39,102	17.87	699	1.20	2.95	10.49

#	Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.